VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Assets and Liabilities of Ads Mexicana

The table below includes the assets and liabilities of ADS Mexicana that are consolidated as of March 31, 2014 and September 30, 2014. The balances exclude intercompany transactions that are eliminated upon consolidation.

(Amounts in thousands)
	March 31, 2014	September 30, 2014
Assets
Current assets	$35,272	$36,435
Property, plant and equipment, net	21,633	20,542
Other noncurrent assets	2,698	2,333

Total assets	$59,603	$59,310

	March 31, 2014	September 30, 2014
Liabilities
Current liabilities	$9,090	$8,514
Noncurrent liabilities	1,240	3,267

Total liabilities	$10,330	$11,781

The table below includes the assets and liabilities of ADS Mexicana that are consolidated as of March 31, 2013 and 2014. The balances exclude intercompany transactions that are eliminated upon consolidation.

(Amounts in thousands)
	2013	2014
Assets
Current assets	$33,252	$35,272
Property, plant and equipment, net	23,655	21,633
Other noncurrent assets	3,144	2,698

Total assets	$60,051	$59,603

	2013	2014
Liabilities
Current liabilities	$9,777	$9,090
Noncurrent liabilities	2,283	1,240

Total liabilities	$12,060	$10,330